UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number: __________
     This Amendment (Check only one.):     [  ] is a restatement.
                                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Westchester Capital Management, LLC
              -----------------------------------
Address:      100 Summit Lake Drive
              ---------------------
              Valhalla, NY 10595
              ------------------

Form 13F File Number:      028-14257


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bruce Rubin
              -----------
Title:        Chief Operating Officer and Chief Compliance Officer
              ----------------------------------------------------
Phone:        914-741-5600
              ------------

Signature, Place, and Date of Signing:

   /s/ Bruce Rubin                      Valhalla, New York            05/15/12
---------------------------------       ---------------------         --------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       155

Form 13F Information Table Value Total:       $4,310,851 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-11493                   Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, LLC
March 31, 2012


                                                                 Value    SHRS or  SH/ PUT/ Investment    Other    Voting Authority
Name of Issuer                       Title of Class    CUSIP    x $1000   PRN Amt  PRN CALL Discretion  Managers  Sole  Shared  None
Abbott Laboratories                         Com       002824100   28,077    458,100 SH       (a) Sole             Sole
Abbott Laboratories                         Com       002824100    1,085     17,700 SH       (b) Other      1     Sole
Advance America Cash Advance
  Centers Inc.                              Com       00739W107    5,067    482,990 SH       (a) Sole             Sole
Advance America Cash Advance
  Centers Inc.                              Com       00739W107      486     46,300 SH       (b) Other      1     Sole
Advanced Micro Devices Inc.           Note 5.75% 8/1  007903AN7      530    520,000 PRN      (a) Sole             Sole
American Eagle Outfitters                   Com       02553E106    3,275      1,905 SH  Put  (a) Sole             Sole
American Eagle Outfitters                   Com       02553E106    1,195        695 SH  Put  (b) Other      1     Sole
AT&T Inc.                                   Com       00206R102   84,408     27,028 SH  Put  (a) Sole             Sole
AT&T Inc.                                   Com       00206R102    1,533        491 SH  Put  (b) Other      1     Sole
AT&T Inc.                                   Com       00206R102   84,335  2,700,450 SH       (a) Sole             Sole
AT&T Inc.                                   Com       00206R102    1,535     49,150 SH       (b) Other      1     Sole
BP plc                                 Sponsored ADR  055622104   24,458      5,435 SH  Put  (a) Sole             Sole
BP plc                                 Sponsored ADR  055622104      437         97 SH  Put  (b) Other      1     Sole
BP plc                                 Sponsored ADR  055622104   25,655      5,701 SH  Put  (a) Sole             Sole
BP plc                                 Sponsored ADR  055622104      446         99 SH  Put  (b) Other      1     Sole
BP plc                                 Sponsored ADR  055622104   24,314      5,403 SH  Put  (a) Sole             Sole
BP plc                                 Sponsored ADR  055622104      437         97 SH  Put  (b) Other      1     Sole
BP plc                                 Sponsored ADR  055622104   87,250  1,938,900 SH       (a) Sole             Sole
BP plc                                 Sponsored ADR  055622104    1,543     34,300 SH       (b) Other      1     Sole
CA, Inc.                                    Com       12673P105      689        250 SH  Put  (a) Sole             Sole
CA, Inc.                                    Com       12673P105    1,378     50,000 SH       (a) Sole             Sole
CenturyLink, Inc.                           Com       156700106   74,251     19,211 SH  Put  (a) Sole             Sole
CenturyLink, Inc.                           Com       156700106    1,875        485 SH  Put  (b) Other      1     Sole
CenturyLink, Inc.                           Com       156700106    3,865      1,000 SH  Put  (a) Sole             Sole
CenturyLink, Inc.                           Com       156700106   33,007      8,540 SH  Put  (a) Sole             Sole
CenturyLink, Inc.                           Com       156700106      812        210 SH  Put  (b) Other      1     Sole
CenturyLink, Inc.                           Com       156700106   77,259  1,998,940 SH       (a) Sole             Sole
CenturyLink, Inc.                           Com       156700106    1,712     44,300 SH       (b) Other      1     Sole
Citigroup Inc.                            Com New     172967424    1,159     31,700 SH       (a) Sole             Sole
Citigroup Inc.                            Com New     172967424      501     13,700 SH       (b) Other      1     Sole
Comcast Corporation New                  Cl A Spl     20030N200   45,744  1,550,134 SH       (a) Sole             Sole
Comcast Corporation New                  Cl A Spl     20030N200    1,254     42,500 SH       (b) Other      1     Sole
ConocoPhillips                              Com       20825C104   69,230      9,108 SH  Put  (a) Sole             Sole
ConocoPhillips                              Com       20825C104    1,216        160 SH  Put  (b) Other      1     Sole
ConocoPhillips                              Com       20825C104   69,230    910,800 SH       (a) Sole             Sole
ConocoPhillips                              Com       20825C104    1,216     16,000 SH       (b) Other      1     Sole
Delphi Financial Group, Inc.
  Del.                                     Cl A       247131105   27,762    620,100 SH       (a) Sole             Sole
Delphi Financial Group, Inc.
  Del.                                     Cl A       247131105      501     11,200 SH       (b) Other      1     Sole
Dollar Thrifty Automotive Group,
  Inc.                                      Com       256743105  193,509  2,391,653 SH       (a) Sole             Sole
Dollar Thrifty Automotive Group,
  Inc.                                      Com       256743105    4,539     56,100 SH       (b) Other      1     Sole
Eaton Vance Floating-Rate Income
  Trust                                     Com       278279104    1,507     92,807 SH       (a) Sole             Sole
El Paso Corporation                         Com       28336L109  338,346 11,449,950 SH       (a) Sole             Sole
El Paso Corporation                         Com       28336L109    6,924    234,320 SH       (b) Other      1     Sole
EXCO Resources Inc.                         Com       269279402   16,527  2,492,692 SH       (a) Sole             Sole
Exelon Corporation                          Com       30161N101   43,191  1,101,536 SH       (a) Sole             Sole
Exelon Corporation                          Com       30161N101    1,019     25,996 SH       (b) Other      1     Sole
General Electric Company                    Com       369604103    3,617    180,200 SH       (a) Sole             Sole
General Electric May 15 put                 Com       369604103    3,542      1,765 SH  Put  (a) Sole             Sole
Georgia Gulf Corporation             Com Par$0.01 New 373200302   20,433    585,800 SH       (a) Sole             Sole
Georgia Gulf Corporation             Com Par$0.01 New 373200302    2,239     64,200 SH       (b) Other      1     Sole
Goodrich Corporation                        Com       382388106  346,024  2,758,480 SH       (a) Sole             Sole
Goodrich Corporation                        Com       382388106    6,669     53,162 SH       (b) Other      1     Sole
Harleysville Group Inc.                     Com       412824104      453      7,851 SH       (a) Sole             Sole
Harleysville Group Inc.                     Com       412824104      969     16,788 SH       (b) Other      1     Sole
Hartford Financial Services
  Group, Inc.                               Com       416515104    3,303      1,567 SH  Put  (a) Sole             Sole
Hartford Financial Services
  Group, Inc.                               Com       416515104      209         99 SH  Put  (b) Other      1     Sole
Hartford Financial Services
  Group, Inc.                               Com       416515104   35,463     16,823 SH  Put  (a) Sole             Sole
Hartford Financial Services
  Group, Inc.                               Com       416515104      651        309 SH  Put  (b) Other      1     Sole
Hartford Financial Services
  Group, Inc.                               Com       416515104   40,421  1,917,500 SH       (a) Sole             Sole
Hartford Financial Services
  Group, Inc.                               Com       416515104      963     45,700 SH       (b) Other      1     Sole
Huntsman Corporation                        Com       447011107   16,069     11,470 SH  Put  (a) Sole             Sole
Huntsman Corporation                        Com       447011107      241        172 SH  Put  (b) Other      1     Sole
Huntsman Corporation                        Com       447011107   21,421     15,290 SH  Put  (a) Sole             Sole
Huntsman Corporation                        Com       447011107   47,533  3,392,800 SH       (a) Sole             Sole
Huntsman Corporation                        Com       447011107      964     68,800 SH       (b) Other      1     Sole
Illumina, Inc.                              Com       452327109   76,760  1,459,041 SH       (a) Sole             Sole
Illumina, Inc.                              Com       452327109    1,729     32,870 SH       (b) Other      1     Sole
Keycorp New                           Pfd. 7.75% Sr A 493267405    1,968     17,495 SH       (a) Sole             Sole
Kimberly-Clark Corporation                  Com       494368103    1,574     21,300 SH       (a) Sole             Sole
Kinder Morgan Inc. Del.                     Com       49456B101  105,785     27,370 SH  Put  (a) Sole             Sole
Kinder Morgan Inc. Del.                     Com       49456B101    1,662        430 SH  Put  (b) Other      1     Sole
Kinder Morgan Inc. Del.                     Com       49456B101   21,806      5,642 SH  Put  (a) Sole             Sole
Kinder Morgan Inc. Del.                     Com       49456B101      444        115 SH  Put  (b) Other      1     Sole
Kraft Foods, Inc.                          Cl A       50075N104   15,615      4,108 SH  Put  (a) Sole             Sole
Kraft Foods, Inc.                          Cl A       50075N104      289         76 SH  Put  (b) Other      1     Sole
Kraft Foods, Inc.                          Cl A       50075N104   18,024      4,742 SH  Put  (a) Sole             Sole
Kraft Foods, Inc.                          Cl A       50075N104      327         86 SH  Put  (b) Other      1     Sole
Kraft Foods, Inc.                          Cl A       50075N104   51,659  1,359,100 SH       (a) Sole             Sole
Kraft Foods, Inc.                          Cl A       50075N104      943     24,800 SH       (b) Other      1     Sole
Lilly Eli & Company                         Com       532457108   39,666    985,000 SH       (a) Sole             Sole
Lilly Eli & Company                         Com       532457108    1,188     29,500 SH       (b) Other      1     Sole
Lilly Eli & Company                         Com       532457108   39,666      9,850 SH  Put  (a) Sole             Sole
Lilly Eli & Company                         Com       532457108    1,188        295 SH  Put  (b) Other      1     Sole
LoopNet, Inc.                               Com       543524300    3,405    181,287 SH       (a) Sole             Sole
LoopNet, Inc.                               Com       543524300    1,003     53,382 SH       (b) Other      1     Sole
Medco Health Solutions, Inc.                Com       58405U102  207,833  2,956,370 SH       (a) Sole             Sole
Medco Health Solutions, Inc.                Com       58405U102    4,860     69,127 SH       (b) Other      1     Sole
Merck & Co.                                 Com       58933Y105    2,903        756 SH  Put  (a) Sole             Sole
Minefinders Corporation                     Com       602900102    1,468    104,800 SH       (a) Sole             Sole
Minefinders Corporation                     Com       602900102      160     11,400 SH       (b) Other      1     Sole
Molycorp Inc. Del.                          Com       608753109    4,709      1,392 SH  Put  (a) Sole             Sole
Molycorp Inc. Del.                          Com       608753109      362        107 SH  Put  (b) Other      1     Sole
Motorola Mobility Holdings, Inc.            Com       620097105  304,613  7,762,831 SH       (a) Sole             Sole
Motorola Mobility Holdings, Inc.            Com       620097105    6,174    157,351 SH       (b) Other      1     Sole
National Westminster Bank plc           Spon ADR C    638539882    3,095    132,600 SH       (a) Sole             Sole
Novellus Systems, Inc.                      Com       670008101  131,109  2,626,906 SH       (a) Sole             Sole
Novellus Systems, Inc.                      Com       670008101    2,617     52,443 SH       (b) Other      1     Sole
NYSE Euronext                               Com       629491101   31,900  1,062,986 SH       (a) Sole             Sole
NYSE Euronext                               Com       629491101      703     23,414 SH       (b) Other      1     Sole
Pep Boys - Manny, Moe & Jack                Com       713278109   11,097    743,800 SH       (a) Sole             Sole
Pep Boys - Manny, Moe & Jack                Com       713278109    2,927    196,200 SH       (b) Other      1     Sole
Pfizer Apr.17 put                           Com       717081103   37,888     16,720 SH  Put  (a) Sole             Sole
Pfizer Apr.17 put                           Com       717081103      990        437 SH  Put  (b) Other      1     Sole
Pfizer Inc.                                 Com       717081103   37,888  1,672,000 SH       (a) Sole             Sole
Pfizer Inc.                                 Com       717081103      990     43,700 SH       (b) Other      1     Sole
Progress Energy Inc.                        Com       743263105   84,923  1,599,005 SH       (a) Sole             Sole
Progress Energy Inc.                        Com       743263105    1,752     32,981 SH       (b) Other      1     Sole
Provident Energy Ltd. New                   Com       74386V100   19,183  1,589,200 SH       (a) Sole             Sole
Provident Energy Ltd. New                   Com       74386V100      478     39,600 SH       (b) Other      1     Sole
Royal Bank of Scotland Group plc      Spon ADR Ser H  780097879    1,233     56,035 SH       (a) Sole             Sole
RSC Holdings, Inc.                          Com       74972L102   62,898  2,784,346 SH       (a) Sole             Sole
RSC Holdings, Inc.                          Com       74972L102    1,297     57,400 SH       (b) Other      1     Sole
Sara Lee Corp.                              Com       803111103   24,831     11,533 SH  Put  (a) Sole             Sole
Sara Lee Corp.                              Com       803111103    1,249        580 SH  Put  (b) Other      1     Sole
Sara Lee Corp.                              Com       803111103   25,369     11,783 SH  Put  (a) Sole             Sole
Sara Lee Corp.                              Com       803111103      467        217 SH  Put  (b) Other      1     Sole
Sara Lee Corp.                              Com       803111103   50,199  2,331,600 SH       (a) Sole             Sole
Sara Lee Corp.                              Com       803111103    1,716     79,700 SH       (b) Other      1     Sole
Select Sector SPDR Trust               SBI Materials  81369Y100    2,373        642 SH  Put  (a) Sole             Sole
Select Sector SPDR Trust               SBI Materials  81369Y100      222         60 SH  Put  (b) Other      1     Sole
Solutia Inc.                              Con New     834376501  157,487  5,636,600 SH       (a) Sole             Sole
Solutia Inc.                              Com New     834376501    3,417    122,300 SH       (b) Other      1     Sole
SPDR S&P 500 ETF Trust                    Tr Unit     78462F103   82,937      5,890 SH  Put  (a) Sole             Sole
SPDR S&P 500 ETF Trust                    Tr Unit     78462F103    1,549        110 SH  Put  (b) Other      1     Sole
SPDR S&P 500 ETF Trust                    Tr Unit     78462F103   55,296      3,927 SH  Put  (a) Sole             Sole
SPDR S&P 500 ETF Trust                    Tr Unit     78462F103    1,028         73 SH  Put  (b) Other      1     Sole
Taleo Corporation                          Cl A       87424N104   53,211  1,158,517 SH       (a) Sole             Sole
Taleo Corporation                          Cl A       87424N104      965     21,000 SH       (b) Other      1     Sole
Telephone and Data Systems, Inc.          Com New     879433829       45      1,956 SH       (a) Sole             Sole
TELUS Corporation                       Non-vtg Shs   87971M202   41,607    731,300 SH       (a) Sole             Sole
TELUS Corporation                       Non-vtg Shs   87971M202      563      9,900 SH       (b) Other      1     Sole
Thomas & Betts Corporation                  Com       884315102   50,646    704,293 SH       (a) Sole             Sole
Thomas & Betts Corporation                  Com       884315102      590      8,200 SH       (b) Other      1     Sole
Tudou Holdings Ltd.                    Sponsored ADS  89903T107   11,610    393,163 SH       (a) Sole             Sole
Tudou Holdings Ltd.                    Sponsored ADS  89903T107      935     31,647 SH       (b) Other      1     Sole
Tyco International Ltd.                     Shs       H89128104   28,596      5,090 SH  Put  (a) Sole             Sole
Tyco International Ltd.                     Shs       H89128104    1,096        195 SH  Put  (b) Other      1     Sole
Tyco International Ltd.                     Shs       H89128104   28,596    509,000 SH       (a) Sole             Sole
Tyco International Ltd.                     Shs       H89128104    1,096     19,500 SH       (b) Other      1     Sole
Verizon Communications Inc.                 Com       92343V104   21,745    568,800 SH       (a) Sole             Sole
Verizon Communications Inc.                 Com       92343V104      489     12,800 SH       (b) Other      1     Sole
Walgreen Company                            Com       931422109   70,312     20,995 SH  Put  (a) Sole             Sole
Walgreen Company                            Com       931422109    1,735        518 SH  Put  (b) Other      1     Sole
Walgreen Company                            Com       931422109   70,312  2,099,500 SH       (a) Sole             Sole
Walgreen Company                            Com       931422109    1,735     51,800 SH       (b) Other      1     Sole
Wells Fargo Co. New                   Perp Pfd Cnv A  949746804    2,792      2,500 SH       (a) Sole             Sole
Williams Companies, Inc.                    Com       969457100   56,413     18,310 SH  Put  (a) Sole             Sole
Williams Companies, Inc.                    Com       969457100    1,069        347 SH  Put  (b) Other      1     Sole
Williams Companies, Inc.                    Com       969457100   55,070  1,787,400 SH       (a) Sole             Sole
Yahoo! Inc.                                 Com       984332106   33,303     21,881 SH  Put  (a) Sole             Sole
Yahoo! Inc.                                 Com       984332106      409        269 SH  Put  (b) Other      1     Sole
Yahoo! Inc.                                 Com       984332106   57,589  3,783,800 SH       (a) Sole             Sole
Yahoo! Inc.                                 Com       984332106    1,612    105,900 SH       (b) Other      1     Sole
Youku Inc.                             Sponsored ADR  98742U100   11,241      5,112 SH  Put  (a) Sole             Sole
Youku Inc.                             Sponsored ADR  98742U100    1,108        504 SH  Put  (b) Other      1     Sole

TOTAL                                                          4,310,851